Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 20,665	$ 35,899
Recognized in net earnings (loss)	5,664	(16,037)
Recognized in other comprehensive income	(5,398)
Effect of foreign currency exchange differences	(793)	803
Ending Balance	20,138	20,665
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	426,934	467,109
Recognized in net earnings (loss)	(28,600)	(26,825)
Effect of foreign currency exchange differences	(4,703)	(13,350)
Ending Balance	393,631	426,934
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	850	1,730
Recognized in net earnings (loss)	1,682	(880)
Ending Balance	2,532	850
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	7,926	5,722
Recognized in net earnings (loss)	(1,601)	2,216
Effect of foreign currency exchange differences	(3)	(12)
Ending Balance	6,322	7,926
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(402,025)	(423,595)
Recognized in net earnings (loss)	33,141	7,874
Recognized in other comprehensive income	(5,398)
Effect of foreign currency exchange differences	3,843	13,696
Ending Balance	(370,439)	(402,025)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	3,280	3,534
Recognized in net earnings (loss)	(615)	(254)
Ending Balance	2,665	3,280
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(6,131)	(6,849)
Recognized in net earnings (loss)	1,120	572
Effect of foreign currency exchange differences	55	146
Ending Balance	(4,956)	(6,131)
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(10,169)	(11,752)
Recognized in net earnings (loss)	537	1,260
Effect of foreign currency exchange differences	15	323
Ending Balance	$ (9,617)	$ (10,169)